Commitment and Contingencies - Future Minimum Rental Payments for Operating Leases (Detail) (USD $)	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 1,014,131
2015	503,760
2016	299,635
2017	305,628
2018	311,740
Operating Leases, Future Minimum Payments Due, Total	$ 2,434,894